12 Months Ended
Apr. 30, 2015

SPIRIT OF AMERICA INVESTMENT FUND, INC.

SPIRIT OF AMERICA HIGH YIELD TAX FREE BOND FUND

Class A Shares – TICKER: SOAMX

A Series of Spirit of America Investment Fund, Inc.

SUPPLEMENT DATED AUGUST 13, 2015 TO THE SPIRIT OF AMERICA INVESTMENT FUND, INC. PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION DATED APRIL 30, 2015

(CLASS A SHARES)

ON AUGUST 5, 2015, THE BOARD OF DIRECTORS OF THE SPIRIT OF AMERICA INVESTMENT FUND, INC. UNANIMOUSLY APPROVED THE NAME CHANGE OF THE SPIRIT OF AMERICA HIGH YIELD TAX FREE BOND FUND TO THE SPIRIT OF AMERICA MUNICIPAL TAX FREE BOND FUND AND ADOPTED A CHANGE TO THE PRINCIPAL INVESTMENT STRATEGY OF THE SPIRIT OF AMERICA HIGH YIELD TAX FREE BOND FUND.

EFFECTIVE AUGUST 31, 2015, PLEASE BE ADVISED THAT THE NAME OF THE SPIRIT OF AMERICA HIGH YIELD TAX FREE BOND FUND WILL BECOME THE SPIRIT OF AMERICA MUNICIPAL TAX FREE BOND FUND. THIS CHANGE APPLIES TO ALL REFERENCES IN THE SPIRIT OF AMERICA HIGH YIELD TAX FREE BOND FUND’S PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION. ALL REFERENCES TO THE “HIGH YIELD FUND” ARE HEREBY REPLACED WITH THE “MUNICIPAL TAX FREE BOND FUND.”

EFFECTIVE AUGUST 31, 2015, PLEASE BE ADVISED THAT THE SECOND PARAGRAPH OF THE PRINCIPAL INVESTMENT STRATEGY OF THE SPIRIT OF AMERICA HIGH YIELD TAX FREE BOND FUND (HEREIN RENAMED SPIRIT OF AMERICA MUNICIPAL TAX FREE BOND FUND) AS REFERENCED IN THE FUND’S SUMMARY PROSPECTUS ON PAGE 10, AND AS REFERENCED IN THE SECTION TITLED “ADDITIONAL INFORMATION ABOUT THE INVESTMENT OBJECTIVES, PRINCIPAL INVESTMENT STRATEGIES AND RELATED RISKS OF THE HIGH YIELD TAX FREE FUND” ON PAGE 31 OF THE FUND’S PROSPECTUS IS HEREBY REVISED TO READ AS FOLLOWS:

The Municipal Tax Free Bond Fund intends to invest a substantial portion of its assets in municipal bonds and “private activity” bonds that, at the time of purchase, are rated investment grade or above by Standard and Poor’s, Moody’s or Fitch, or if unrated, determined by the Fund to be of comparable quality. “Private activity” bonds are bonds whose interest is a tax-preference item for purposes of the AMT. For Municipal Tax Free Bond Fund investors subject to the AMT, distributions derived from “private activity” bonds must be included in their AMT calculations and, as such, a portion of the Municipal Tax Free Bond Fund’s distribution may be subject to federal income tax.

EFFECTIVE AUGUST 31, 2015, PLEASE BE ADVISED THAT THE DISCLOSURE OF CREDIT RISKS OF LOWER-GRADE SECURITIES IS HEREBY REMOVED IN ITS ENTIRETY FROM THE PRINCIPAL RISKS OF INVESTING IN THE SPIRIT OF AMERICA HIGH YIELD TAX FREE BOND FUND (HEREIN RENAMED SPIRIT OF AMERICA MUNICIPAL TAX FREE BOND FUND) AS REFERENCED IN THE FUND’S SUMMARY PROSPECTUS ON PAGE 11, AND THE PROSPECTUS IS HEREBY AMENDED TO INCLUDE THE AFOREMENTIONED DISCLOSURE IN THE SECTION TITLED “ADDITIONAL INFORMATION ABOUT THE INVESTMENT OBJECTIVES, PRINCIPAL INVESTMENT STRATEGIES AND RELATED RISKS OF THE SPIRIT OF AMERICA HIGH YIELD TAX FREE BOND FUND (HEREIN RENAMED SPIRIT OF AMERICA MUNICIPAL TAX FREE BOND FUND) AS FOLLOWS:

Credit Risks of Lower-Grade Securities, which is the possibility that municipal securities rated below investment grade, or unrated of similar quality (i.e., “junk bonds”), may be subject to greater price fluctuations and risks of loss of income and principal than investment grade municipal securities. Securities that are (or that have fallen) below investment-grade have a greater risk that the issuers may not meet their debt obligations. These types of securities are generally considered speculative in relation to the issuer’s ongoing ability to make principal and interest payments. During periods of rising interest rates or economic downturn, the trading market for these securities may not be active and may reduce the Municipal Tax Free Bond Fund’s ability to sell these securities (see “Liquidity Risk”) at an acceptable price. If the issuer of securities defaults on its payment of interest or principal, the Municipal Tax Free Bond Fund may lose its entire investment in those securities.